CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (10,402)	$ (15,618)
Adjustments to reconcile net loss to net cash used in operating activities:
Net contribution from related party shareholder	0	80
Stock-based compensation	2,234	5,424
Depreciation and amortization	81	1
Decrease (increase) in:
Accounts receivable and other receivable	(836)	(10)
Prepaid and other current assets	(179)	70
Increase (decrease) in:
Accounts payable	(767)	556
Accrued expenses	(208)	8
Deferred expenses and deferred revenue	887	223
Net cash used in operating activities	(9,190)	(9,266)
Cash Flows from Investing Activities:
Purchase of property and equipment and capitalized software costs	(309)	(30)
Short-term investment	(50)	0
Net cash (used in) provided by investing activities	(359)	(30)
Cash Flows from Financing Activities:
Net cash provided by financing activities	0	0
Net decrease in cash and cash equivalents	(9,549)	(9,296)
Cash and cash equivalents
Beginning	15,407	24,703
Ending	5,858	15,407
Purchase of assets and liabilities in connection with reverse merger:
Long-term investment	$ (672)	$ 0